VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2N
WINDSOR, CT 06094-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

June 9, 2015

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       Voya Retirement Insurance and Annuity Company

             Variable Annuity Account C

             Post-Effective Amendment No. 53 to Registration Statement on Form N-4

             Prospectus Title:  State University of New York Defined Contribution Retirement Plan

             File Nos.:  033-81216 and 811-02513

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company (the "Company") and its Variable Annuity Account C (the "Account") and under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing under Rule 485(b) of the 1933 Act, Post-Effective Amendment No. 53 to the Registration Statement on Form N-4. This filing describes the State University of New York Defined Contribution Retirement Plan defined contribution annuity contracts (the “Contracts”).

The purpose of this filing is to:

•      Update the Service Center addresses and telephone number;

•      Discontinue the availability of the Dollar Cost Averaging asset allocation program;

•      Enhance the disclosures about the availability of the Asset Rebalancing asset allocation program;

•      Discontinue the availability of the Life Expectancy Option as a systematic distribution option;

•      Enhance disclosures about the death benefit, including provision for only a positive aggregate market value adjustment, regardless of when the claim is made; and

•      Restate the restrictions on full and partial surrenders from the Fixed Plus Account and increase the Fixed Plus Account maximum transfer limit.

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U.S. Securities and Exchange Commission

It is proposed that this Registration Statement become effective on August 10, 2015. It would be appreciated if you could comment as soon as possible so that we might incorporate any such comments into a post-effective amendment to be filed pursuant to Rule 485(b) under the 1933 Act. At that time we will include exhibits and other required disclosures.

A copy of this Registration Statement is being sent to you under separate cover.

If you have any questions or comments, please call me at 860-580-2824.

Thank you for your consideration.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

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